Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.2%
SG Holdings Co. Ltd.	68,400	$665,735
Automobile Components — 3.1%
Aisin Corp.	102,600	1,305,515
Bridgestone Corp.	114,000	4,894,596
Denso Corp.	239,400	3,232,100
Sumitomo Electric Industries Ltd.	136,800	2,869,480
		12,301,691
Automobiles — 13.3%
Honda Motor Co. Ltd.	843,600	8,569,620
Isuzu Motors Ltd.	102,600	1,386,829
Nissan Motor Co. Ltd.(a)	444,600	1,127,858
Subaru Corp.	114,000	2,092,705
Suzuki Motor Corp.	205,200	2,604,205
Toyota Motor Corp.	1,892,400	36,027,890
Yamaha Motor Co. Ltd.	182,400	1,399,633
		53,208,740
Banks — 18.7%
Chiba Bank Ltd. (The)	109,900	998,790
Concordia Financial Group Ltd.	200,300	1,284,048
Japan Post Bank Co. Ltd.	353,400	3,811,280
Mitsubishi UFJ Financial Group Inc.	2,280,000	31,893,328
Mizuho Financial Group Inc.	478,850	13,315,979
Resona Holdings Inc.	148,200	1,313,510
Sumitomo Mitsui Financial Group Inc.	729,600	18,744,100
Sumitomo Mitsui Trust Group Inc.	125,400	3,393,285
		74,754,320
Beverages — 0.2%
Kirin Holdings Co. Ltd.	57,000	817,737
Broadline Retail — 0.1%
Rakuten Group Inc.(a)	102,600	564,700
Building Products — 0.3%
AGC Inc.	34,200	1,014,456
Capital Markets — 1.9%
Daiwa Securities Group Inc.	262,200	1,773,617
Japan Exchange Group Inc.	102,600	1,123,821
Nomura Holdings Inc.	604,200	3,692,188
SBI Holdings Inc.	34,200	1,035,767
		7,625,393
Chemicals — 1.9%
Asahi Kasei Corp.	239,400	1,682,244
Mitsubishi Chemical Group Corp.	273,600	1,456,381
Nitto Denko Corp.	136,800	2,488,429
Toray Industries Inc.	273,600	1,887,509
		7,514,563
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co. Ltd.	79,800	1,176,790
Secom Co. Ltd.	57,000	2,075,606
Toppan Holdings Inc.	45,800	1,216,164
		4,468,560
Construction & Engineering — 1.4%
Kajima Corp.	79,800	1,965,869
Obayashi Corp.	125,400	1,892,086
Taisei Corp.	34,200	1,906,266
		5,764,221
Consumer Staples Distribution & Retail — 0.1%
MatsukiyoCocokara & Co.	22,800	459,827
Security	Shares	Value
Diversified Telecommunication Services — 1.7%
Nippon Telegraph & Telephone Corp.	5,950,800	$6,625,579
Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	125,400	1,536,042
Kansai Electric Power Co. Inc. (The)	193,800	2,198,881
		3,734,923
Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	22,800	1,007,118
Mitsubishi Electric Corp.	250,800	5,005,212
		6,012,330
Electronic Equipment, Instruments & Components — 2.3%
Kyocera Corp.	250,800	3,049,378
Murata Manufacturing Co. Ltd.	330,600	4,796,619
Omron Corp.	34,200	884,165
Shimadzu Corp.	11,400	275,255
		9,005,417
Entertainment — 0.2%
Toho Co. Ltd./Tokyo	11,400	600,985
Financial Services — 1.5%
Mitsubishi HC Capital Inc.	171,000	1,255,635
ORIX Corp.	228,000	4,831,741
		6,087,376
Food Products — 0.4%
MEIJI Holdings Co. Ltd.	45,800	1,024,079
Yakult Honsha Co. Ltd.	34,200	692,565
		1,716,644
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	68,400	1,741,491
Ground Transportation — 2.5%
Central Japan Railway Co.	159,600	3,486,575
East Japan Railway Co.	114,000	2,389,189
Hankyu Hanshin Holdings Inc.	45,600	1,226,626
Tokyo Metro Co. Ltd.	22,800	287,998
Tokyu Corp.	45,600	553,659
West Japan Railway Co.	91,200	1,965,382
		9,909,429
Household Durables — 2.0%
Panasonic Holdings Corp.	467,400	5,357,086
Sekisui House Ltd.	114,000	2,585,192
		7,942,278
Industrial Conglomerates — 0.4%
Sekisui Chemical Co. Ltd.	79,800	1,386,273
Insurance — 3.9%
Dai-ichi Life Holdings Inc.	353,400	2,758,461
Japan Post Holdings Co. Ltd.	364,800	3,574,479
Japan Post Insurance Co. Ltd.	34,200	752,271
MS&AD Insurance Group Holdings Inc.	250,800	5,973,669
T&D Holdings Inc.	102,600	2,347,244
		15,406,124
Interactive Media & Services — 0.3%
LY Corp.	376,200	1,356,533
IT Services — 0.2%
Otsuka Corp.	11,400	234,328
SCSK Corp.	11,500	349,052
		583,380
Leisure Products — 0.8%
Bandai Namco Holdings Inc.	45,600	1,448,780

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Shimano Inc.	11,400	$1,615,091
		3,063,871
Machinery — 4.3%
IHI Corp.	14,600	1,405,250
Komatsu Ltd.	182,400	5,543,354
Kubota Corp.	193,800	2,223,232
Makita Corp.	45,600	1,397,060
Minebea Mitsumi Inc.	22,800	318,599
SMC Corp.	5,700	2,137,282
Toyota Industries Corp.	34,200	4,275,908
		17,300,685
Marine Transportation — 1.7%
Kawasaki Kisen Kaisha Ltd.	68,400	1,028,635
Mitsui OSK Lines Ltd.	68,400	2,424,911
Nippon Yusen KK	91,200	3,325,402
		6,778,948
Media — 0.2%
Dentsu Group Inc.	34,200	738,698
Metals & Mining — 1.5%
JFE Holdings Inc.	114,000	1,351,768
Nippon Steel Corp.	193,800	3,898,331
Sumitomo Metal Mining Co. Ltd.	34,200	778,821
		6,028,920
Office REITs — 0.3%
Nippon Building Fund Inc.	1,482	1,354,390
Oil, Gas & Consumable Fuels — 1.2%
ENEOS Holdings Inc.	353,400	1,674,444
Idemitsu Kosan Co. Ltd.	159,660	972,496
Inpex Corp.	171,000	2,286,572
		4,933,512
Passenger Airlines — 0.3%
ANA Holdings Inc.	34,200	677,196
Japan Airlines Co. Ltd.	34,200	691,929
		1,369,125
Personal Care Products — 0.7%
Kao Corp.	57,100	2,606,694
Pharmaceuticals — 3.2%
Astellas Pharma Inc.	364,800	3,603,357
Eisai Co. Ltd.	57,000	1,632,017
Kyowa Kirin Co. Ltd.	45,800	748,519
Ono Pharmaceutical Co. Ltd.	79,800	868,884
Shionogi & Co. Ltd.	148,200	2,474,573
Takeda Pharmaceutical Co. Ltd.	114,000	3,422,859
		12,750,209
Real Estate Management & Development — 3.9%
Daito Trust Construction Co. Ltd.	11,500	1,295,404
Daiwa House Industry Co. Ltd.	114,000	3,843,617
Hulic Co. Ltd.	91,200	923,414
Security	Shares	Value
Real Estate Management & Development (continued)
Mitsubishi Estate Co. Ltd.	136,800	$2,486,200
Mitsui Fudosan Co. Ltd.	524,400	5,022,431
Sumitomo Realty & Development Co. Ltd.	57,100	2,187,322
		15,758,388
Semiconductors & Semiconductor Equipment — 1.0%
Renesas Electronics Corp.	330,600	4,015,274
Specialty Retail — 0.1%
Nitori Holdings Co. Ltd.	5,600	558,085
Technology Hardware, Storage & Peripherals — 1.9%
Canon Inc.	68,400	2,089,551
FUJIFILM Holdings Corp.	228,000	5,146,577
Ricoh Co. Ltd.	57,000	531,479
		7,767,607
Tobacco — 1.8%
Japan Tobacco Inc.	239,400	7,343,510
Trading Companies & Distributors — 9.5%
Marubeni Corp.	285,000	5,776,745
Mitsubishi Corp.	684,000	13,836,254
Mitsui & Co. Ltd.	490,200	10,235,937
Sumitomo Corp.	216,600	5,516,056
Toyota Tsusho Corp.	125,400	2,650,124
		38,015,116
Wireless Telecommunication Services — 6.1%
KDDI Corp.	615,600	10,656,350
SoftBank Corp.	5,700,000	8,758,375
SoftBank Group Corp.	95,300	4,978,315
		24,393,040
Total Long-Term Investments — 99.0% (Cost: $356,073,587)		396,044,777
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	40,000	40,000
Total Short-Term Securities — 0.0% (Cost: $40,000)		40,000
Total Investments — 99.0% (Cost: $356,113,587)		396,084,777
Other Assets Less Liabilities — 1.0%		4,029,056
Net Assets — 100.0%		$400,113,833

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$189 (b)	$—	$(189)	$—	$—	—	$555 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000 (b)	—	—	—	40,000	40,000	2,627	—
				$(189)	$—	$40,000		$3,182	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	243	06/12/25	$4,693	$224,293
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$396,044,777	$—	$396,044,777
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$40,000	$396,044,777	$—	$396,084,777

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Value ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$224,293	$—	$224,293

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI UAE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.5%
Abu Dhabi Aviation Co., NVS	584,193	$893,865
Agility Global PLC	4,353,152	1,481,470
Aramex PJSC(a)	1,359,361	1,009,439
		3,384,774
Banks — 33.2%
Abu Dhabi Commercial Bank PJSC	1,813,151	5,959,780
Abu Dhabi Islamic Bank PJSC	1,163,580	6,074,050
Ajman Bank PJSC	1,964,692	802,352
Bank of Sharjah(a)	401,732	94,390
Dubai Islamic Bank PJSC	2,713,497	6,093,975
Emirates NBD Bank PJSC	1,363,906	8,317,859
First Abu Dhabi Bank PJSC	3,659,994	16,039,348
Sharjah Islamic Bank	1,906,497	1,374,947
		44,756,701
Building Products — 0.6%
Ras Al Khaimah Ceramics PJSC	1,142,091	758,183
Capital Markets — 2.2%
Al Waha Capital PJSC	2,025,961	854,773
Dubai Financial Market PJSC	2,755,930	1,139,563
Investcorp Capital PLC, NVS	1,512,544	700,382
SHUAA Capital PSC(a)	4,863,150	304,816
		2,999,534
Commercial Services & Supplies — 1.2%
Parkin Co. PJSC	983,879	1,636,673
Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Construction Materials — 0.1%
Apex Investment Co. PSC(a)	86,702	100,322
Consumer Staples Distribution & Retail — 0.6%
Spinneys 1961 Holding PLC	1,912,357	780,979
Diversified Consumer Services — 0.9%
Alef Education Holding PLC	2,845,281	775,209
Taaleem Holdings PJSC, NVS	386,249	383,830
		1,159,039
Diversified Telecommunication Services — 10.6%
Emirates Telecommunications Group Co. PJSC	2,844,512	13,304,850
Space42 PLC(a)	2,093,181	1,007,597
		14,312,447
Energy Equipment & Services — 3.4%
ADNOC Drilling Co. PJSC	3,188,562	4,556,183
NMDC Energy, NVS	111,501	75,869
		4,632,052
Financial Services — 1.0%
Amanat Holdings PJSC	2,405,240	687,585
Amlak Finance PJSC(a)	2,104,185	628,854
Gulf General Investment Co.(a)(b)	7,295,803	20
		1,316,459
Food Products — 0.6%
Agthia Group PJSC	638,446	743,997
Ground Transportation — 0.6%
Dubai Taxi Co. PJSC	1,221,318	824,631
Security	Shares	Value
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(b)	112,588	$2
Hotels, Restaurants & Leisure — 2.6%
Abu Dhabi National Hotels	11,444,515	1,589,753
Americana Restaurants International PLC - Foreign Co.	3,502,491	1,945,299
		3,535,052
Industrial Conglomerates — 1.5%
Dubai Investments PJSC	2,665,414	1,757,367
Modon Holding PSC(a)	112,985	101,417
Multiply Group PJSC(a)	166,616	105,761
		1,964,545
Marine Transportation — 0.9%
Gulf Navigation Holding PJSC(a)	729,371	1,165,643
Multi-Utilities — 2.6%
Dubai Electricity & Water Authority PJSC	4,777,211	3,549,811
Oil, Gas & Consumable Fuels — 4.3%
Adnoc Gas PLC	4,878,911	4,354,098
Dana Gas PJSC	7,387,927	1,447,917
		5,802,015
Passenger Airlines — 1.8%
Air Arabia PJSC	2,573,390	2,486,492
Real Estate Management & Development — 22.5%
Aldar Properties PJSC	2,525,825	5,709,996
Deyaar Development PJSC	810,520	202,969
Emaar Development PJSC	609,752	2,223,599
Emaar Properties PJSC	5,550,977	19,877,787
Eshraq Investments PJSC(a)	4,614,436	521,544
RAK Properties PJSC(a)	2,677,467	954,512
Union Properties PJSC(a)	5,513,141	814,490
		30,304,897
Software — 0.5%
Phoenix Group PLC(a)	2,513,210	740,053
Specialty Retail — 2.4%
Abu Dhabi National Oil Co. for Distribution PJSC	3,316,461	3,277,310
Transportation Infrastructure — 1.6%
Salik Co. PJSC	1,413,068	2,199,800
Water Utilities — 1.6%
Emirates Central Cooling Systems Corp.	3,046,303	1,268,947
National Central Cooling Co. PJSC	1,249,977	888,421
		2,157,368
Total Investments — 99.8% (Cost: $116,900,726)		134,588,786
Other Assets Less Liabilities — 0.2%		255,337
Net Assets — 100.0%		$134,844,123

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI UAE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$60,000	$—	$(60,000)(b)	$—	$—	$—	—	$4,534	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/20/25	$115	$13,610
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$40,242,593	$94,346,164	$29	$134,588,786
Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,610	$—	$—	$13,610

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI UAE ETF

Portfolio Abbreviation
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company